Condensed Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock Series A-2 Restated Previously Reported	Preferred Stock Series A-2 Restated	Preferred Stock Series A-2 Previously Reported	Preferred Stock Series A-2	Preferred Stock Series A-1 Restated Previously Reported	Preferred Stock Series A-1 Restated	Preferred Stock Series A-1 Previously Reported	Preferred Stock Series A-1	Preferred Stock Series A Restated Previously Reported	Preferred Stock Series A Restated	Preferred Stock Series A Previously Reported	Preferred Stock Series A	Common Stock Class A Plum Acquisition Corp. I	Common Stock Class B Plum Acquisition Corp. I	Common Stock Restated Previously Reported	Common Stock Restated	Common Stock Previously Reported	Common Stock	Additional Paid-in Capital Restated Previously Reported	Additional Paid-in Capital Restated	Additional Paid-in Capital Plum Acquisition Corp. I	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated Deficit Restated Previously Reported	Accumulated Deficit Restated	Accumulated Deficit Plum Acquisition Corp. I	Accumulated Deficit Previously Reported	Accumulated Deficit	Comprehensive Gain (Loss)	Non- Controlling Interest	Legacy Veea Common Stock Restated Previously Reported	Legacy Veea Common Stock Restated	Legacy Veea Common Stock Previously Reported	Legacy Veea Common Stock	Accumulated Other Comprehensive Income (Loss) Restated Previously Reported	Accumulated Other Comprehensive Income (Loss) Restated	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Other Comprehensive Income (Loss)	Restated Previously Reported	Restated	Plum Acquisition Corp. I	Previously Reported	Total
Balance at Dec. 31, 2021												$ 359		$ 799				$ 72					$ 52,572,201			$ (21,181,135)		$ (119,477,072)	$ (559,779)	$ (183,975)											$ (21,180,336)		$ (67,648,194)
Balance (in Shares) at Dec. 31, 2021												35,920,813		7,980,409				7,203,514
Series A-1 Preferred Stock Issuances								$ 351															70,107,721																				70,108,072
Series A-1 Preferred Stock Issuances (in Shares)								35,094,893
Stock based compensation for stock options																							845,448																				845,448
Issuance of Legacy Veea warrants																							253,816																				253,816
Foreign currency translation gain (loss)																													1,331,813	11,361													1,343,174
Remeasurement adjustment of Class A ordinary shares to redemption value																										(4,695,302)															(4,695,302)
Net income (loss)																										10,578,125															10,578,125		(35,167,089)
Net Loss																												(35,167,089)		(32,950)													(35,200,039)
Balance at Dec. 31, 2022							$ 351	$ 351			$ 359	$ 359		$ 799		$ 1,535		$ 72		$ 123,778,433		$ 123,779,186	123,779,186		$ (154,849,725)	(15,298,312)	$ (154,849,725)	(154,644,161)	772,034	(205,564)			$ 72			$ 772,034	$ 772,034			$ (30,297,723)	(15,297,513)	$ (30,297,723)	(30,297,723)
Balance (in Shares) at Dec. 31, 2022							35,094,893	35,094,893			35,920,813	35,920,813		7,980,409		15,345,255		7,203,514															7,203,514
Balance at Dec. 31, 2021												$ 359		$ 799				$ 72					52,572,201			(21,181,135)		(119,477,072)	(559,779)	(183,975)											(21,180,336)		(67,648,194)
Balance (in Shares) at Dec. 31, 2021												35,920,813		7,980,409				7,203,514
Balance at Mar. 31, 2023															$ 1,643				$ 136,604,965					$ (159,149,958)											$ 1,023,490				$ (21,519,860)
Balance (in Shares) at Mar. 31, 2023															16,427,124
Retroactive application of Business Combination (Note 1)							$ (351)				$ (359)						$ 1,535					(753)											$ (72)									0
Retroactive application of Business Combination (Note 1) (in Shares)							(35,094,893)				(35,920,813)						15,345,255																(7,203,514)
Balance at Dec. 31, 2022							$ 351	$ 351			$ 359	$ 359		$ 799		$ 1,535		$ 72		123,778,433		123,779,186	123,779,186		(154,849,725)	(15,298,312)	(154,849,725)	(154,644,161)	772,034	(205,564)			$ 72			772,034	772,034			(30,297,723)	(15,297,513)	(30,297,723)	(30,297,723)
Balance (in Shares) at Dec. 31, 2022							35,094,893	35,094,893			35,920,813	35,920,813		7,980,409		15,345,255		7,203,514															7,203,514
Conversion of covertbible notes and accrued interest															$ 107				10,949,090																				10,949,197
Conversion of covertbible notes and accrued interest (in Shares)															1,074,022
Common stock issued upon exercise of stock options															$ 1				3																				4
Common stock issued upon exercise of stock options (in Shares)															7,847
Stock based compensation for stock options																			194,689																				194,689
Stock based compensation for stock options (in Shares)
Issuance of Legacy Veea warrants																			1,682,750																				1,682,750
Issuance of Legacy Veea warrants (in Shares)
Foreign currency translation gain (loss)																																			251,456				251,456
Net income (loss)																								(4,300,233)															(4,300,233)
Balance at Mar. 31, 2023															$ 1,643				136,604,965					(159,149,958)											1,023,490				(21,519,860)
Balance (in Shares) at Mar. 31, 2023															16,427,124
Balance at Dec. 31, 2022							$ 351	$ 351			$ 359	$ 359		$ 799		$ 1,535		$ 72		123,778,433		123,779,186	123,779,186		(154,849,725)	(15,298,312)	(154,849,725)	(154,644,161)	772,034	(205,564)			$ 72			772,034	772,034			(30,297,723)	(15,297,513)	(30,297,723)	(30,297,723)
Balance (in Shares) at Dec. 31, 2022							35,094,893	35,094,893			35,920,813	35,920,813		7,980,409		15,345,255		7,203,514															7,203,514
Balance at Jun. 30, 2023																	$ 1,643					136,738,605					(166,220,732)										(240,950)					(29,721,434)
Balance (in Shares) at Jun. 30, 2023																	16,427,124
Balance at Dec. 31, 2022							$ 351	$ 351			$ 359	$ 359		$ 799		$ 1,535		$ 72		123,778,433		123,779,186	123,779,186		(154,849,725)	(15,298,312)	(154,849,725)	(154,644,161)	772,034	(205,564)			$ 72			772,034	772,034			(30,297,723)	(15,297,513)	(30,297,723)	(30,297,723)
Balance (in Shares) at Dec. 31, 2022							35,094,893	35,094,893			35,920,813	35,920,813		7,980,409		15,345,255		7,203,514															7,203,514
Net income (loss)																																											(9,409,208)
Net Loss																																											(9,409,208)
Balance at Sep. 30, 2023																	$ 1,643					137,142,584					(164,258,933)										653,284					(26,461,423)
Balance (in Shares) at Sep. 30, 2023																	16,427,124
Balance at Dec. 31, 2022							$ 351	$ 351			$ 359	$ 359		$ 799		$ 1,535		$ 72		$ 123,778,433		123,779,186	123,779,186		$ (154,849,725)	(15,298,312)	(154,849,725)	(154,644,161)	772,034	(205,564)			$ 72			$ 772,034	772,034			$ (30,297,723)	(15,297,513)	(30,297,723)	(30,297,723)
Balance (in Shares) at Dec. 31, 2022							35,094,893	35,094,893			35,920,813	35,920,813		7,980,409		15,345,255		7,203,514															7,203,514
Reduction of deferred underwriter fees																					10,844,098																				10,844,098
Conversion of Class B shares to Class A shares													$ 799	$ (799)
Conversion of Class B shares to Class A shares (in Shares)													7,980,409	(7,980,409)
Issuance of Subscription Shares																					1,153,305																				1,153,305
Conversion of covertbible notes and accrued interest								$ 54															10,949,143																				10,949,197
Conversion of covertbible notes and accrued interest (in Shares)								5,474,600
Issuance of warrants in connection with term note																							2,010,298																				2,010,298
Conversion of promissory notes to Series A-2 Preferred Stock				$ 17																			3,076,257																				3,076,274
Conversion of promissory notes to Series A-2 Preferred Stock (in Shares)				1,681,024
Conversion of vendor payable to Series A-2 Preferred Stock				$ 10																			1,920,114																				1,920,124
Conversion of vendor payable to Series A-2 Preferred Stock (in Shares)				1,049,248
Series A-2 Preferred Stock Issuances, net of transaction costs				$ 99																			17,256,426																				17,256,525
Series A-2 Preferred Stock Issuances, net of transaction costs (in Shares)				9,929,795
Common stock issued upon exercise of stock options																							4																				4
Common stock issued upon exercise of stock options (in Shares)																		40,000
Change in ownership percentage of non-controlling interest																														205,564													205,564
Stock based compensation for stock options																							484,584																				$ 484,584
Issuance of Legacy Veea warrants (in Shares)																																											3,300,000
Foreign currency translation gain (loss)																													(1,433,388)														$ (1,433,388)
Remeasurement adjustment of Class A ordinary shares to redemption value																					(5,898,905)																				(5,898,905)
Net income (loss)																										(34,727)															(34,727)		(15,638,589)
Net Loss																												(15,638,589)															(15,638,589)
Balance at Dec. 31, 2023				$ 126				$ 405				$ 359	$ 799				$ 1,964	$ 72			6,098,498	159,475,010	159,476,012			(15,333,039)	(170,282,750)	(170,282,750)	(661,354)					$ 72			(661,354)	$ (661,354)			(9,233,742)	(11,467,130)	(11,467,130)
Balance (in Shares) at Dec. 31, 2023				12,660,067				40,569,493				35,920,813	7,980,409				19,635,912	7,243,514																7,243,514
Balance at Mar. 31, 2023															$ 1,643				$ 136,604,965					$ (159,149,958)											$ 1,023,490				$ (21,519,860)
Balance (in Shares) at Mar. 31, 2023															16,427,124
Stock based compensation for stock options																						133,640																				133,640
Stock based compensation for stock options (in Shares)
Foreign currency translation gain (loss)																																					(1,264,440)					(1,264,440)
Net income (loss)																											(7,070,774)															(7,070,774)
Balance at Jun. 30, 2023																	$ 1,643					136,738,605					(166,220,732)										(240,950)					(29,721,434)
Balance (in Shares) at Jun. 30, 2023																	16,427,124
Stock based compensation for stock options																						76,431																				76,431
Stock based compensation for stock options (in Shares)
Issuance of Legacy Veea warrants																						327,548																				327,548
Issuance of Legacy Veea warrants (in Shares)
Foreign currency translation gain (loss)																																					894,234					894,234
Net income (loss)																											1,961,799															1,961,799	1,961,799
Net Loss																																											1,961,799
Balance at Sep. 30, 2023																	$ 1,643					137,142,584					(164,258,933)										653,284					(26,461,423)
Balance (in Shares) at Sep. 30, 2023																	16,427,124
Retroactive application of Business Combination (Note 1)			$ (126)				$ (405)				$ (359)						$ 1,964					(1,002)											$ (72)
Retroactive application of Business Combination (Note 1) (in Shares)			(12,660,067)				(40,569,493)				(35,920,813)						19,635,912																(7,243,514)
Balance at Dec. 31, 2023				$ 126				$ 405				$ 359	$ 799				$ 1,964	$ 72			6,098,498	159,475,010	159,476,012			(15,333,039)	(170,282,750)	(170,282,750)	(661,354)					$ 72			(661,354)	(661,354)			(9,233,742)	(11,467,130)	(11,467,130)
Balance (in Shares) at Dec. 31, 2023				12,660,067				40,569,493				35,920,813	7,980,409				19,635,912	7,243,514																7,243,514
Common stock issuances, net of transaction costs																	$ 168					11,955,239																				11,955,407
Common stock issuances, net of transaction costs (in Shares)																	1,675,502
Conversion of vendor payable to Common Stock																	$ 1					78,422																				78,423
Conversion of vendor payable to Common Stock (in Shares)																	10,456
Stock based compensation for stock options																						62,670																				62,670
Stock based compensation for stock options (in Shares)
Foreign currency translation gain (loss)																																					365,381					365,381
Net income (loss)																											(6,018,994)															(6,018,994)
Balance at Mar. 31, 2024																	$ 2,133					171,571,341					(176,301,744)										(295,973)					(5,024,243)
Balance (in Shares) at Mar. 31, 2024																	21,321,870
Balance at Dec. 31, 2023				$ 126				$ 405				$ 359	$ 799				$ 1,964	$ 72			$ 6,098,498	159,475,010	159,476,012			$ (15,333,039)	(170,282,750)	(170,282,750)	$ (661,354)					$ 72			(661,354)	(661,354)			$ (9,233,742)	(11,467,130)	(11,467,130)
Balance (in Shares) at Dec. 31, 2023				12,660,067				40,569,493				35,920,813	7,980,409				19,635,912	7,243,514																7,243,514
Net income (loss)																																											(46,620,619)
Net Loss																																											(46,620,619)
Balance at Sep. 30, 2024																		$ 3,568					210,665,277					(216,903,369)										(1,770,586)					(8,005,110)
Balance (in Shares) at Sep. 30, 2024																		35,686,757
Balance at Mar. 31, 2024																	$ 2,133					171,571,341					(176,301,744)										(295,973)					(5,024,243)
Balance (in Shares) at Mar. 31, 2024																	21,321,870
Common stock issued upon exercise of stock options																	$ 1					25,483																				25,484
Common stock issued upon exercise of stock options (in Shares)																	10,748
Common stock issuances, net of transaction costs																						54,725																				54,725
Common stock issuances, net of transaction costs (in Shares)																	7,297
Conversion of vendor payable to Common Stock																	$ 2					128,983																				128,985
Conversion of vendor payable to Common Stock (in Shares)																	17,198
Stock based compensation for stock options																						272,179																				272,179
Stock based compensation for stock options (in Shares)
Foreign currency translation gain (loss)																																					122,722					122,722
Net income (loss)																											(7,278,070)															(7,278,070)
Balance at Jun. 30, 2024																	$ 2,136					$ 172,052,711					$ (183,579,814)										$ (173,251)					$ (11,698,218)
Balance (in Shares) at Jun. 30, 2024																	21,357,113
Common stock issued upon exercise of stock options																		$ 2					53,998																				54,000
Common stock issued upon exercise of stock options (in Shares)																		19,618
Stock based compensation for stock options																							59,385																				59,385
Stock based compensation for stock options (in Shares)
Exercise of Common Stock Warrants - related party																		$ 76					(76)
Exercise of Common Stock Warrants - related party (in Shares)																		756,912
Issuance of Common Stock in exchange for services in connection with A-2 Preferred Stock Issuances, recasted																		$ 61					(61)
Issuance of Common Stock in exchange for services in connection with A-2 Preferred Stock Issuances, recasted (in Shares)																		615,385
Issuance of Common Stock upon conversion of debt at Business Combination (Note 1)																		$ 315					15,739,531																				15,739,846
Issuance of Common Stock upon conversion of debt at Business Combination (Note 1) (in Shares)																		3,147,970
Issuance of Common Stock upon conversion of Sponsor and related party notes and warrants at Business Combination (Note 1)																		$ 82					2,205,415																				2,205,497
Issuance of Common Stock upon conversion of Sponsor and related party notes and warrants at Business Combination (Note 1) (in Shares)																		817,453
Issuance of Common Stock to Plum Sponsors and Investors at Business Combination (Note 1)																		$ 610					241,638																				242,248
Issuance of Common Stock to Plum Sponsors and Investors at Business Combination (Note 1) (in Shares)																		6,102,562
Issuance of Common Stock to Plum Shareholders at Business Combination (Note 1)																		$ 60					(6,901,658)																				(6,926,598)
Issuance of Common Stock to Plum Shareholders at Business Combination (Note 1) (in Shares)																		603,077
Issuance of Common Stock related to new financing (Note 1)																		$ 200					23,999,800																				24,000,000
Issuance of Common Stock related to new financing (Note 1) (in Shares)																		2,000,000
Common Stock issued for services																		$ 24					3,214,596																				3,214,620
Common Stock issued for services (in Shares)																		241,667
Common stock issued upon exercise of stock options, post Business Combination																		$ 2					(2)
Common stock issued upon exercise of stock options, post Business Combination (in Shares)																		25,000
Foreign currency translation gain (loss)																																						(1,597,335)					(1,597,335)
Net income (loss)																												(33,323,555)															(33,323,555)
Net Loss																																											(33,323,555)
Balance at Sep. 30, 2024																		$ 3,568					$ 210,665,277					$ (216,903,369)										$ (1,770,586)					$ (8,005,110)
Balance (in Shares) at Sep. 30, 2024																		35,686,757